Schedule of Investments
(unaudited)
September 30, 2023
BlackRock Basic Value V.I. Fund
2
(Percentages shown are based on Net Assets)
Security
Shares
Shares Value
Common Stocks
Aerospace & Defense — 2.6%
L3Harris Technologies, Inc. ............ 36,870 $ 6,419,804
RTX Corp. ....................... 16,130 1,160,876
7,580,680
Automobile Components — 0.5%
Lear Corp. ....................... 11,423 1,532,967
Automobiles — 1.6%
General Motors Co.
(a)
................ 143,793 4,740,855
Banks — 9.9%
Citigroup, Inc. ..................... 189,951 7,812,685
Citizens Financial Group, Inc. .......... 102,680 2,751,824
First Citizens BancShares, Inc., Class A .... 4,916 6,784,572
JPMorgan Chase & Co. .............. 27,600 4,002,552
Wells Fargo & Co. .................. 194,619 7,952,132
29,303,765
Broadline Retail — 2.2%
(b)
Alibaba Group Holding Ltd., ADR
(a)
....... 51,090 4,431,546
Amazon.com, Inc. .................. 15,540 1,975,445
6,406,991
Capital Markets — 1.5%
Carlyle Group, Inc. (The)
(a)
............. 150,750 4,546,620
Chemicals — 0.9%
International Flavors & Fragrances, Inc. .... 39,020 2,659,993
Communications Equipment — 0.6%
Cisco Systems, Inc. ................. 32,549 1,749,834
Consumer Staples Distribution & Retail — 1.6%
Dollar General Corp. ................ 7,502 793,712
Dollar Tree, Inc.
(a) (b)
................. 35,329 3,760,772
4,554,484
Containers & Packaging — 1.7%
Sealed Air Corp. ................... 148,201 4,869,885
Diversified Telecommunication Services — 1.6%
AT&T, Inc. ........................ 110,580 1,660,912
Verizon Communications, Inc.
(a)
......... 95,610 3,098,720
4,759,632
Electric Utilities — 1.2%
American Electric Power Co., Inc. ........ 47,281 3,556,477
Electronic Equipment, Instruments & Components — 0.5%
Zebra Technologies Corp., Class A
(a) (b)
..... 6,030 1,426,276
Financial Services — 3.4%
Equitable Holdings, Inc. .............. 69,554 1,974,638
Fidelity National Information Services, Inc. .. 107,469 5,939,812
Visa, Inc., Class A
(a)
................. 8,890 2,044,789
9,959,239
Food Products — 3.4%
Kraft Heinz Co. (The)
(a)
............... 223,300 7,511,812
Mondelez International, Inc., Class A ...... 37,170 2,579,598
10,091,410
Ground Transportation — 0.5%
Union Pacific Corp. ................. 7,550 1,537,406
Health Care Equipment & Supplies — 7.2%
Baxter International, Inc. .............. 187,300 7,068,702
Koninklijke Philips NV (Registered), ADR
(a) (b)
. 91,398 1,822,476
Medtronic plc ..................... 84,380 6,612,017
Security
Shares
Shares Value
Health Care Equipment & Supplies (continued)
Zimmer Biomet Holdings, Inc. .......... 50,721 $ 5,691,911
21,195,106
Health Care Providers & Services — 7.7%
Cardinal Health, Inc. ................. 83,530 7,252,074
Cigna Group (The) .................. 28,352 8,110,657
Humana, Inc.
(a)
.................... 3,046 1,481,940
Laboratory Corp. of America Holdings
(a)
.... 29,634 5,957,916
22,802,587
Household Durables — 2.3%
Panasonic Holdings Corp. ............. 269,300 3,039,798
Sony Group Corp., ADR
(a)
............. 45,930 3,785,091
6,824,889
Insurance — 5.7%
American International Group, Inc. ....... 107,167 6,494,320
Fidelity National Financial, Inc., Class A .... 140,995 5,823,093
Prudential plc, ADR ................. 65,330 1,432,034
Willis Towers Watson plc .............. 14,960 3,126,042
16,875,489
Interactive Media & Services — 3.0%
(b)
Alphabet, Inc., Class A ............... 39,800 5,208,228
Meta Platforms, Inc., Class A ........... 12,230 3,671,568
8,879,796
IT Services — 2.9%
Cognizant Technology Solutions Corp., Class A 126,258 8,552,717
Life Sciences Tools & Services — 0.5%
Fortrea Holdings, Inc.
(b)
............... 55,684 1,592,006
Machinery — 2.2%
Fortive Corp. ...................... 23,660 1,754,626
Komatsu Ltd. ..................... 169,600 4,574,305
6,328,931
Media — 2.6%
Comcast Corp., Class A .............. 141,048 6,254,068
Fox Corp., Class A
(a)
................. 47,390 1,478,568
7,732,636
Multi-Utilities — 1.6%
Public Service Enterprise Group, Inc. ..... 25,364 1,443,465
Sempra ......................... 47,560 3,235,507
4,678,972
Oil, Gas & Consumable Fuels — 8.0%
BP plc, ADR
(a)
..................... 211,871 8,203,645
Enterprise Products Partners LP ......... 158,260 4,331,577
Hess Corp. ....................... 10,890 1,666,170
Shell plc ......................... 219,240 6,948,641
Suncor Energy, Inc. ................. 74,390 2,557,528
23,707,561
Personal Care Products — 1.5%
Unilever plc, ADR
(a)
................. 90,761 4,483,593
Pharmaceuticals — 3.7%
AstraZeneca plc ................... 11,051 1,490,609
Bayer AG (Registered) ............... 87,728 4,213,086
Sanofi, ADR ...................... 95,425 5,118,597
10,822,292
Professional Services — 5.7%
Dun & Bradstreet Holdings, Inc.
(a)
........ 371,500 3,711,285
Leidos Holdings, Inc. ................ 79,340 7,311,974

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Basic Value V.I. Fund
3
(Percentages shown are based on Net Assets)
Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended September 30, 2023 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Security
Shares
Shares Value
Professional Services (continued)
SS&C Technologies Holdings, Inc. ....... 107,437 $ 5,644,740
16,667,999
Specialty Retail — 0.5%
Ross Stores, Inc. ................... 13,916 1,571,812
Technology Hardware, Storage & Peripherals — 4.4%
Samsung Electronics Co. Ltd. .......... 126,480 6,394,087
Western Digital Corp.
(b)
............... 142,100 6,484,023
12,878,110
Textiles, Apparel & Luxury Goods — 2.8%
(a)
Gildan Activewear, Inc. ............... 146,620 4,106,826
Ralph Lauren Corp., Class A ........... 36,831 4,275,711
8,382,537
Tobacco — 1.8%
British American Tobacco plc, ADR
(a)
...... 169,200 5,314,572
Wireless Telecommunication Services — 0.4%
Rogers Communications, Inc., Class B .... 32,817 1,260,008
Total Common Stocks — 98 .2%
(Cost: $ 295,444,312 ) ............................. 289,828,127
Security
Shares
Shares Value
Investment Companies
SPDR S&P Biotech ETF
(a)
............. 41,270 $ 3,013,535
Total Investment Companies — 1 .0%
(Cost: $ 3,235,632 ) .............................. 3,013,535
Total Long-Term Investments — 99.2%
(Cost: $ 298,679,944 ) ............................. 292,841,662
Short-Term Securities
Money Market Funds — 16.4%
(c)(d)
BlackRock Liquidity Funds, T-Fund, Institutional
Class , 5.23% ................... 2,119,358 2,119,358
SL Liquidity Series, LLC, Money Market Series ,
5.52%
(e)
....................... 46,205,483 46,219,345
Total Short-Term Securities — 16 .4%
(Cost: $ 48,337,973 ) .............................. 48,338,703
Total Investments — 115 .6%
(Cost: $ 347,017,917 ) ............................. 341,180,365
Liabilities in Excess of Other Assets — (15.6) % ........... (46,049,104)
Net Assets — 100.0% ..............................
$ 295,131,261
(a)
All or a portion of this security is on loan.
(b)
Non-income producing security.
(c)
Affiliate of the Fund.
(d)
Annualized 7-day yield as of period end.
(e)
All or a portion of this security was purchased with the cash collateral from loaned securities.
Affiliated Issuer
Value at
12/31/22
Purchases
at Cost
Proceeds
from Sale
Net
Realized
Gain (Loss)
Change in
Unrealized
Appreciation
(Depreciation)
Value at
09/30/23
Shares
Held at
09/30/23 Income
Capital Gain
Distributions
from
Underlying
Funds
BlackRock Liquidity Funds,
T-Fund, Institutional Class ... $ 1,055,906 $ 1,063,452
(a)
$ — $ — $ — $ 2,119,358 2,119,358 $ 112,748 $ —
SL Liquidity Series, LLC, Money
Market Series ........... 25,043,206 21,161,326
(a)
— 16,957 (2,144) 46,219,345 46,205,483 169,500
(b)
—
$ 16,957 $ (2,144) $ 48,338,703 $ 282,248 $ —
— —
(a)
Represents net amount purchased (sold).
(b)
All or a portion represents securities lending income earned from the reinvestment of cash collateral from loaned securities, net of fees and collateral investment expenses, and other payments to and from borrowers of securities.
For Fund compliance purposes, the Fund's industry classifications refer to one or more of the industry sub-classifications used by one or more widely recognized market indexes or rating group indexes, and/or as defined by the investment adviser. These definitions may not apply for purposes of this report, which may combine such industry sub-classifications for reporting ease.

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Basic Value V.I. Fund
4
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
Level 1 — Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
Level 2 — Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market-corroborated inputs); and
Level 3 — Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation
Committee's assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3.
The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/ or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
Certain investments of the Fund were fair valued using net asset value ("NAV") as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund's financial instruments into major categories is disclosed in the Schedule of Investments above.
Level 1 Level 2 Level 3 Total
Assets
Investments
Long-Term Investments
Common Stocks
Aerospace & Defense .................................... $ 7,580,680 $ — $ — $ 7,580,680
Automobile Components .................................. 1,532,967 — — 1,532,967
Automobiles .......................................... 4,740,855 — — 4,740,855
Banks ............................................... 29,303,765 — — 29,303,765
Broadline Retail ........................................ 6,406,991 — — 6,406,991
Capital Markets ........................................ 4,546,620 — — 4,546,620
Chemicals ............................................ 2,659,993 — — 2,659,993
Communications Equipment ................................ 1,749,834 — — 1,749,834
Consumer Staples Distribution & Retail ........................ 4,554,484 — — 4,554,484
Containers & Packaging .................................. 4,869,885 — — 4,869,885
Diversified Telecommunication Services ........................ 4,759,632 — — 4,759,632
Electric Utilities ........................................ 3,556,477 — — 3,556,477
Electronic Equipment, Instruments & Components ................. 1,426,276 — — 1,426,276
Financial Services ...................................... 9,959,239 — — 9,959,239
Food Products ......................................... 10,091,410 — — 10,091,410
Ground Transportation ................................... 1,537,406 — — 1,537,406
Health Care Equipment & Supplies ........................... 21,195,106 — — 21,195,106
Health Care Providers & Services ............................ 22,802,587 — — 22,802,587
Household Durables ..................................... 3,785,091 3,039,798 — 6,824,889
Insurance ............................................ 16,875,489 — — 16,875,489
Interactive Media & Services ............................... 8,879,796 — — 8,879,796
IT Services ........................................... 8,552,717 — — 8,552,717
Life Sciences Tools & Services .............................. 1,592,006 — — 1,592,006
Machinery ............................................ 1,754,626 4,574,305 — 6,328,931
Media ............................................... 7,732,636 — — 7,732,636
Multi-Utilities .......................................... 4,678,972 — — 4,678,972
Oil, Gas & Consumable Fuels ............................... 16,758,920 6,948,641 — 23,707,561
Personal Care Products .................................. 4,483,593 — — 4,483,593
Pharmaceuticals ....................................... 5,118,597 5,703,695 — 10,822,292
Professional Services .................................... 16,667,999 — — 16,667,999
Specialty Retail ........................................ 1,571,812 — — 1,571,812
Technology Hardware, Storage & Peripherals .................... 6,484,023 6,394,087 — 12,878,110
Textiles, Apparel & Luxury Goods ............................ 8,382,537 — — 8,382,537

Schedule of Investments
(unaudited) (continued)
September 30, 2023
BlackRock Basic Value V.I. Fund
5
Level 1 Level 2 Level 3 Total
Tobacco ............................................. $ 5,314,572 $ — $ — $ 5,314,572
Wireless Telecommunication Services ......................... 1,260,008 — — 1,260,008
Investment Companies .................................... 3,013,535 — — 3,013,535
Short-Term Securities
Money Market Funds ...................................... 2,119,358 — — 2,119,358
$ 268,300,494 $ 26,660,526 $ — $ 294,961,020
Investments Valued at NAV
(a)
...................................... 46,219,345
$ 341,180,365
(a)
Certain investments of the Fund were fair valued using NAV as a practical expedient as no quoted market value is available and therefore have been excluded from the fair value hierarchy.
Portfolio Abbreviation
ADR American Depositary Receipts
ETF Exchange-Traded Fund
SPDR Standard & Poor’s Depositary Receipts
Fair Value Hierarchy as of Period End (continued)